Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares Value
Common Stocks - 97.7%
Auto Components - 2.4%
Aptiv plc* 4,754 $ 537,630
Biotechnology - 0.3%
Moderna, Inc.* 317 55,811
Building Products - 4.2%
Advanced Drainage Systems, Inc. 4,261 429,679
Carrier Global Corp. 11,244 511,940
941,619
Electronic Equipment, Instruments & Components - 8.7%
IPG Photonics Corp.* 4,912 550,635
Keysight Technologies, Inc.* 4,432 794,879
TE Connectivity Ltd. 4,749 603,836
1,949,350
Equity Real Estate Investment Trusts (REITs) - 5.1%
Crown Castle, Inc. 1,980 293,258
Equinix, Inc. 451 332,897
Prologis, Inc. 3,944 509,880
1,136,035
Food Products - 1.0%
McCormick & Co., Inc. (Non-Voting) 3,044 228,665
Health Care Equipment & Supplies - 2.0%
Edwards Lifesciences Corp.* 3,557 272,822
STAAR Surgical Co.* 2,528 178,350
451,172
Health Care Providers & Services - 5.8%
Encompass Health Corp. 6,944 433,653
Humana, Inc. 1,672 855,562
1,289,215
Health Care Technology - 1.2%
Certara, Inc.* 14,021 272,007
Insurance - 10.7%
Aon plc - Class A 2,287 728,821
Marsh & McLennan Cos., Inc. 4,021 703,313
Progressive Corp. (The) 7,023 957,586
2,389,720
IT Services - 3.2%
Mastercard, Inc. - Class A 1,785 661,521
Twilio, Inc. - Class A* 782 46,795
708,316
Life Sciences Tools & Services - 7.5%
Bruker Corp. 5,599 392,602
ICON plc* 3,045 702,512
Illumina, Inc.* 902 193,208
PerkinElmer, Inc. 2,847 391,548
1,679,870
Machinery - 8.9%
Evoqua Water Technologies Corp.* 13,759 667,449
Westinghouse Air Brake Technologies Corp. 8,524 884,877
Xylem, Inc. 4,222 439,130
1,991,456
Semiconductors & Semiconductor Equipment - 10.7%
Lam Research Corp. 956 478,096
Microchip Technology, Inc. 9,286 720,779
NVIDIA Corp. 3,120 609,554

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments, Inc. 3,307 $ 586,034
2,394,463
Software - 14.8%
Atlassian Corp. - Class A* 2,072 334,877
Autodesk, Inc.* 3,060 658,390
Bill.com Holdings, Inc.* 1,169 135,160
Cadence Design Systems, Inc.* 1,348 246,455
Microsoft Corp. 5,525 1,369,150
Workday, Inc. - Class A* 3,080 558,804
3,302,836
Specialty Retail - 2.4%
Home Depot, Inc. (The) 1,622 525,804
Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. - Class B 3,677 468,192
Thrifts & Mortgage Finance - 2.2%
Walker & Dunlop, Inc. 5,191 495,118
Trading Companies & Distributors - 0.8%
Core & Main, Inc. - Class A* 8,533 188,323
Wireless Telecommunication Services - 3.7%
T-Mobile US, Inc.* 5,581 833,299
Total Common Stocks (cost $24,673,317) 21,838,901
Investment Companies - 2.3%
Money Market Funds - 2.3%
Federated Hermes Government Obligations Tax-Managed Fund, 4.1900%
∞
(cost
$514,952) 514,952 514,952
Total Investments (total cost $25,188,269 ) - 100.0% 22,353,853
Cash, Receivables and Other Assets, net of Liabilities - 0.0% 2,781
Net Assets - 100.0% $22,356,634
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 20,778,834 93.0%
Ireland 1,240,142 5.5
Australia 334,877 1.5
Total $ 22,353,853 100.0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2023.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 21,838,901 $ — $ —
Investment Companies 514,952 — —
Total Assets $ 22,353,853 $ — $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70444 03-23